Trade receivables (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected credit losses for aging
Lifetime ECL		R$ 54,100	R$ 46,500
Customers in judicial recovery	[1]	R$ 15,381	R$ 0
Percentage of impairment losses on trade receivables recorded for the customers who went judicial recovery	[1]	100.00%	100.00%
Impairment losses on trade receivables		R$ 69,481	R$ 46,500	R$ 32,055	R$ 22,524
Not yet due
Expected credit losses for aging
Expected credit loss rate (%)		1.52%	0.30%
Lifetime ECL		R$ 8,970	R$ 1,263
Up to 30 days
Expected credit losses for aging
Expected credit loss rate (%)		9.53%	12.67%
Lifetime ECL		R$ 2,072	R$ 1,219
From 31 to 60 days
Expected credit losses for aging
Expected credit loss rate (%)		14.09%	17.01%
Lifetime ECL		R$ 2,728	R$ 1,769
From 61 to 90 days
Expected credit losses for aging
Expected credit loss rate (%)		19.87%	23.75%
Lifetime ECL		R$ 2,335	R$ 1,764
From 91 to 180 days
Expected credit losses for aging
Expected credit loss rate (%)		29.66%	35.71%
Lifetime ECL		R$ 10,096	R$ 7,608
From 181 to 360 days
Expected credit losses for aging
Expected credit loss rate (%)		48.35%	72.90%
Lifetime ECL		R$ 12,465	R$ 17,399
Over 360 days
Expected credit losses for aging
Expected credit loss rate (%)		76.40%	99.23%
Lifetime ECL		R$ 15,434	R$ 15,478

[1]	On December 31, 2022 the Company’s Management recorded R$15 million in provision for expected credit loss relating to the entirely of Vasta’s receivable for products in inventory of a large retail company in judicial recovery. The Company did not identify customers in judicial recovery as of December 31, 2021.